                                             Institutional Funds Classes E and I
                                                     Institutional Funds Class Y
                                                        LifePoints Funds Class C
                                                        LifePoints Funds Class D
                                                LifePoints Funds Classes E and S
                                                           Russell Funds Class C
                                                   Russell Funds Classes E and S
                                          Tax-Managed Global Equity Fund Class C
                                  Tax-Managed Global Equity Fund Classes E and S

                        FRANK RUSSELL INVESTMENT COMPANY
                       Supplement dated January 6, 2002 to
                        PROSPECTUSES DATED MARCH 1, 2002
                   As Supplemented through September 10, 2002


I. The following information restates the Annual Fund Operating Expenses for Class S Shares of the following Funds and their accompanying footnotes in the Frank Russell Investment Company Institutional Funds Classes E and I and Institutional Funds Class Y Prospectuses:

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                                (% of net assets)

                                                     Other Expenses
                                                       (including
                                                      Administrative    Total Gross
                                                        Fees and        Annual Fund      Fee Waivers         Total Net
                                         Advisory      Shareholder       Operating       and Expense        Annual Fund
                                            Fee      Servicing Fees)     Expenses      Reimbursements#   Operating Expenses
                                         ---------   ---------------   -------------   ---------------   ------------------
Class S Shares
   Real Estate Securities Fund#.........   0.80%          0.37%            1.17%             0.00%               1.17%
   Emerging Markets Fund................   1.15%          0.93%            2.08%             0.00%               2.08%
   Short Term Bond Fund#................   0.45%          0.21%            0.66%            (0.14)%              0.52%

# For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Short Term Bond Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2003, up to the full amount of its transfer agency fees to the extent transfer agency fees for this Class exceed 0.24% of the average daily net assets of this Class on an annual basis.

II. The following information restates the "Example" section for Class S Shares of the following Funds in the Frank Russell Investment Company Institutional Funds Classes E and I Prospectus:

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the three, five and ten year periods does not take into account the effect of any current fee waivers contractually agreed to by FRIMCo through February 28, 2003.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                     1 Year       3 Years       5 Years       10 Years
                                                   ----------   -----------   -----------   ------------
Class S Shares
   Real Estate Securities Fund..................   $     119     $     372    $     644     $    1,420
   Emerging Markets Fund........................         211           652        1,119          2,411
   Short Term Bond Fund.........................          53           197          354            810

III. The following information restates the section entitled "Money Manager Information" for the Diversified Equity, Equity I and Emerging Markets Funds in their entirety in each of the Frank Russell Investment Company Prospectuses listed above:

                            MONEY MANAGER INFORMATION

                             Diversified Equity Fund

Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management Unit, 1345 Avenue of the Americas, New York, NY 10105.
Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105. Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
  Park, NJ 07932-0650.
Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202. MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA
  02116-3741.
Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
  30326-3248.
Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
  53051.
Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019. Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwin, PA
  19312-2414.
Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                                  Equity I Fund

Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management Unit, 1345 Avenue of the Americas, New York, NY 10105.
Barclays Global Fund Advisors, 45 Fremont Street, San Francisco, CA 94105. Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650, Florham
  Park, NJ 07932-0650.
Marsico Capital Management, LLC, 1200 17th Street, Suite 1300, Denver, CO 80202. MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA
  02116-3741.
Montag & Caldwell, Inc., 3455 Peachtree Road, NE, Suite 1200, Atlanta, GA
  30326-3248.
Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
  53051.
Suffolk Capital Management, LLC, 1633 Broadway, 40th Floor, New York, NY 10019. Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwin, PA
  19312-2414.
Westpeak Global Advisors, L.P., 1470 Walnut Street, Boulder, CO 80302.

                              Emerging Markets Fund

Alliance Capital Management L.P. through its Bernstein Investment Research and
  Management Unit, 1345 Avenue of the Americas, New York, NY 10105.
Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
  London EC2A 2NY England.
Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England. Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
  Floor, New York, NY 10019.
T. Rowe Price International, Inc., 100 East Pratt Street, Baltimore, MD 21202.

IV. The following information restates the section entitled "Money Manager Information" for the Select Growth and Select Value Funds in their entirety in the Frank Russell Investment Company Institutional Funds Classes E and I
     Prospectus:

                               Select Growth Fund

CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego,
  CA 92101.
Fuller & Thaler Asset Management, Inc. 411 Borel Avenue, Suite 402, San Mateo,
  CA 94402.
Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
  53051.
TCW Investment Management Co., 865 South Figueroa Street, Suite 1800, Los
  Angeles, CA 90017.
Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA
  19312.

                                Select Value Fund

Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880-4704.
MFS Institutional Advisors, Inc., 500 Boylston Street, 21st Floor, Boston, MA
  02116-3741.
Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint East,
  7th Floor, Teaneck, NJ 07666-6703.

V. The following information restates the paragraph just prior to the section entitled "Example" in its entirety in the Frank Russell Investment Company Russell Funds Classes E and S and Russell Funds Class C Prospectuses:

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

                        Frank Russell Investment Company
                        Supplement Dated January 6, 2003
                   To the Statement of Additional Information
                               Dated March 1, 2002
                   As Supplemented through September 10, 2002

I. The following restates the chart contained on the cover page of this Statement of Additional Information:

     As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:

  Fund                                           Fund Inception Date                  Prospectus Date
  ----                                           -------------------                  ---------------
Equity I                                          October 15, 1981                    March 1, 2002**
Equity II                                         December 28, 1981                   March 1, 2002**
Equity III                                        November 27, 1981                   March 1, 2002**
Equity Q                                          May 29, 1987                        March 1, 2002**
Tax-Managed Large Cap/1/                          October 7, 1996                     March 1, 2002**
Tax-Managed Mid & Small Cap                       December 1, 1999                    March 1, 2002**
  (formerly Tax-Managed Small Cap)
International                                     January 31, 1983                    March 1, 2002**
Emerging Markets                                  January 29, 1993                    March 1, 2002**
Fixed Income I                                    October 15, 1981                    March 1, 2002**
Fixed Income III                                  January 29, 1993                    March 1, 2002**
Money Market                                      October 15, 1981                     March 1, 2002*
Diversified Equity                                September 5, 1985                   March 1, 2002**
Special Growth                                    September 5, 1985                   March 1, 2002**
Equity Income                                     September 5, 1985                   March 1, 2002**
Quantitative Equity                               May 15, 1987                        March 1, 2002**
International Securities                          September 5, 1985                   March 1, 2002**
Real Estate Securities                            July 28, 1989                       March 1, 2002**
Diversified Bond                                  September 5, 1985                   March 1, 2002**
Short Term Bond/2/                                October 30, 1981                    March 1, 2002**
Multistrategy Bond                                January 29, 1993                    March 1, 2002**
Tax Exempt Bond/3/                                September 5, 1985                   March 1, 2002**
U.S. Government Money Market                      September 5, 1985                    March 1, 2002*
Tax Free Money Market                             May 8, 1987                          March 1, 2002*
Select Growth                                     January 31, 2001                    March 1, 2002**
Select Value                                      January 31, 2001                    March 1, 2002**

---------------------------
/1/ On or about December 1, 1999, the Equity T Fund was renamed the Tax-Managed Large Cap Fund.
/2/ On or about April 27, 1998, the Volatility Constrained Bond Fund merged into the Fixed Income II Fund. On or about November 9, 1998, the Fixed Income II Fund was renamed the Short Term Bond Fund.
/3/ On or about November 9, 1998, the Limited Volatility Tax Free Fund was renamed the Tax Exempt Bond Fund.
*    As supplemented through September 10, 2002.
**   As supplemented through January 6, 2003.

II. The following restates, in its entirety, the second full paragraph on page 16 of the Frank Russell Investment Company Statement of Additional
     Information:

     In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances and collateral for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements).

III. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional
     Information:

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Does the code contain
                                                                                                          all of the required
                                      Personal investing       Are investments in securities owned            Rule 17j-1
         MONEY MANAGER                     allowed?            by the advised sub-trust allowed?              provisions?
-------------------------------------------------------------------------------------------------------------------------------
AEW Management and                    Yes                      No                                        Yes
Advisors, L.P.
-------------------------------------------------------------------------------------------------------------------------------
Alliance Capital                      Yes                      Yes, but not in securities with pending   Yes
Management L.P. through its                                    or possible client buy or sell orders
Bernstein Investment
Research and Management
Unit
-------------------------------------------------------------------------------------------------------------------------------
AQR Capital Management,               Yes                      Yes, but not in securities on a           Yes
LLC                                                            restricted list
-------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund                  Yes                      Yes, but not in securities with pending   Yes
Advisors                                                       or possible client buy or sell orders
                                                               and certain blackouts apply to
                                                               securities of Barclays PLC and
                                                               securities underwritten by Barclays
                                                               affiliates
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial                   Yes                      Yes, but not in securities with pending   Yes
Management, Inc.                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset              Yes                      Yes, but not in securities with pending   Yes
Management, LLC                                                or possible client buy or sell orders,
                                                               also, certain persons may not purchase
                                                               securities issued by financial services
                                                               organizations
-------------------------------------------------------------------------------------------------------------------------------
Brandywine Asset                      Yes                      Yes, but not in securities with pending   Yes
Management, LLC                                                or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.           Yes                      Yes                                       Yes
-------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment               Yes                      Yes, but not in securities with pending   Yes
Partners, LLC                                                  or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
David J. Greene and                   Yes                      Yes                                       Yes
Company, LLC
-------------------------------------------------------------------------------------------------------------------------------
Delaware International                Yes                      Yes, but not in securities with pending   Yes
Advisers Ltd.                                                  or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Delaware Management                   Yes                      Yes, but not in securities with pending   Yes
Company, a series of                                           or possible client buy or sell orders
Delaware Management
Business Trust
-------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.               Yes                      Yes, but not in securities with pending   Yes
                                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.          Yes                      Yes, but not in securities with pending   Yes
                                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital                      Yes                      Yes, but not in securities with pending   Yes
Management, Inc.                                               or possible client buy or sell orders
                                                               unless the order is bunched with the
                                                               client's, the client is able to fully
                                                               complete its own order, and the order
                                                               receives the average price for that day
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and           Yes                         Yes, but cannot purchase closed-end         Yes
Research Company                                              funds for which Fidelity performs
                                                              pricing and bookkeeping, securities
                                                              of certain broker-dealers or
                                                              interests in hedge funds and
                                                              investment clubs
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging       Yes                         Yes, cannot purchase securities on a        Yes
Markets Limited                                               restricted list
-------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment          Yes                         Yes, but not in securities with pending     Yes
Management Company                                            or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio                Yes                         Yes, but not in securities with pending     Yes
Associates, LLC                                               possible client buy or sell orders,
                                                              also, certain persons may not invest in
                                                              securities of financial services
                                                              organizations
-------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset             Yes                         Yes, but not in securities with pending     Yes
Management, Inc.                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company          Yes                         Yes, but not in securities with pending     Yes
                                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers            Yes                         Yes, but not in securities with pending     Yes
Limited                                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset               Yes                         Yes, but not in securities with pending     Yes
Management, a business unit                                   or possible client buy or sell orders
of the Investment
Management Division of
Goldman, Sachs & Co.
-------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management          Yes                         Yes, but not in securities with pending     Yes
LLC                                                           or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity                Yes                         Yes, but not in securities with pending     Yes
Management, Inc.                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment            Yes                         Yes, but not in securities with pending     Yes
Management Inc.                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management        Yes                         Yes, but not in securities with pending     Yes
Company                                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Lord, Abbett & Co.                Yes                         Yes, but not in securities with pending     Yes
                                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management        Severely restricts personal No                                          Yes
Company, LLC                      trading except for certain
                                  specific transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
-------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates,       Yes                         Yes                                         Yes
Inc.
-------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset                    Yes                         Yes, but not in securities with pending     Yes
Management, LLC                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Merganser Capital                 Yes                         Yes, but may not enter into                 Yes
Management L.P.                                               transactions that may result in
                                                              conflicts of interest with clients
-------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors,       Yes                         Yes, but not in securities with pending     Yes
Inc.                                                          or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a             Yes
                                                              restricted stock list
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments,       Yes                         Yes, but not in securities with pending     Yes
LP                                                            or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Oechsle International             Yes                         Yes, but not in securities with pending     Yes
Advisors, LLC                                                 or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Pacific Investment                Yes, but must use a         Yes, but not in securities with pending     Yes
Management Company, LLC           registered broker for       or possible client buy or sell orders
                                  transactions in publicly
                                  traded securities
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities       Yes
                                                              with pending or possible client buy
                                                              or sell orders require prior approval
-------------------------------------------------------------------------------------------------------------------------------
Schroder Investment               Yes                         Yes, except cannot purchase securities    Yes
Management North America                                      on a restricted list
Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Security Capital Research &       Yes                         Yes, but not in securities with pending   Yes
Management Incorporated                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management,        Yes                         Yes, but not in securities with pending   Yes
Inc.                                                          or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,         Yes
Management Company LLC                                        however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
-------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income                  Yes                         Yes, but not in securities with pending   Yes
Management Ltd.                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management,        Yes                         Yes, but not in securities with pending   Yes
Inc.                                                          or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management,       Yes                         Yes, but not in securities with pending   Yes
LLC                                                           or possible client buy or sell orders or
                                                              in securities of which 10% or more are
                                                              held in portfolios managed by Suffolk
-------------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with pending   Yes
Management, L.P.                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management         Yes                         Yes, but not in securities with pending   Yes
Company                                                       or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital               Yes                         Yes, but not in securities with pending   Yes
Management, Inc.                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International,      Yes                         Yes, but not in securities with pending   Yes
Inc.                                                          or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners, Inc.  Yes                         Yes, but not in securities in which       Yes
                                                              the adviser has a long or short
                                                              position or with pending or possible
                                                              client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with pending   Yes
                                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors, L.P.    Yes                         Yes, but not in securities with pending   Yes
                                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------

IV. The following restates the section entitled "Uninvested Cash Balances" in its entirety in the Frank Russell Investment Company Statement of Additional Information:

     UNINVESTED CASH BALANCES. Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment of uninvested cash balances in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.

V. The following restates the first paragraph of the section entitled "Lending Portfolio Securities" in its entirety under the "Certain Investments" section of the Frank Russell Investment Company Statement of Additional
     Information:

     Lending Portfolio Securities. Cash collateral received by a Fund when it
     ----------------------------
lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements for all Funds) and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

VI. The following restates the section entitled "Money Manager Information" for the Diversified Equity and Equity I Funds in their entirety in the Frank Russell Investment Company Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

                                  EQUITY I FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

VII. The following restates the section entitled "Money Manager Information" for the Emerging Markets Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information:

                            MONEY MANAGER INFORMATION

                              EMERGING MARKETS FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, See: Diversified Equity Fund.

     Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

     Schroder Investment Management North America Ltd. is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

     T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

                        Frank Russell Investment Company
                        Supplement Dated January 6, 2003
                   To the Statement of Additional Information
                                 (Fund of Funds)
                               Dated March 1, 2002
                   As Supplemented through September 10, 2002

I. The following restates the chart contained on the cover page of this Statement of Additional Information:

                                         INCEPTION DATE                PROSPECTUS DATE
FUND                                     --------------                ---------------

Equity Aggressive Strategy*              September 30, 1997            March 1, 2002**
Aggressive Strategy                      September 16, 1997            March 1, 2002**
Balanced Strategy                        September 16, 1997            March 1, 2002**
Moderate Strategy                        October 2, 1997               March 1, 2002**
Conservative Strategy                    November 7, 1997              March 1, 2002**
Tax-Managed Global Equity                February 1, 2000              March 1, 2002**

* On or about April 26, 1999, the Equity Balanced Strategy Fund was renamed the Equity Aggressive Strategy Fund.
** As Supplemented through January 6, 2003.

II. The following restates the section entitled "Code of Ethics" in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      Does the code contain
                                                                                                       all of the required
                                  Personal investing      Are investments in securities owned              Rule 17j-1
         MONEY MANAGER                 allowed?           by the advised sub-trust allowed?               provisions?
---------------------------------------------------------------------------------------------------------------------------
AEW Management and                Yes                     No                                          Yes
Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
Alliance Capital                  Yes                     Yes, but not in securities with pending     Yes
Management L.P. through its                               or possible client buy or sell orders
Bernstein Investment
Research and Management
Unit
---------------------------------------------------------------------------------------------------------------------------
AQR Capital Management,           Yes                     Yes, but not in securities on a             Yes
LLC                                                       restricted list
---------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund              Yes                     Yes, but not in securities with pending     Yes
Advisors                                                  or possible client buy or sell orders
                                                          and certain blackouts apply to
                                                          securities of Barclays PLC and
                                                          securities underwritten by Barclays
                                                          affiliates
---------------------------------------------------------------------------------------------------------------------------
BlackRock Financial               Yes                     Yes, but not in securities with pending     Yes
Management, Inc.                                          or possible client buy or sell orders
---------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset          Yes                     Yes, but not in securities with             Yes
Management, LLC                                           pending or possible client buy or
                                                          sell orders, also, certain persons
                                                          may not purchase securities issued by
                                                          financial services organizations
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
Brandywine Asset                  Yes                            Yes, but not in securities with pending         Yes
Management, LLC                                                  or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.       Yes                            Yes                                             Yes
-------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment           Yes                            Yes, but not in securities with pending         Yes
Partners, LLC                                                    or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
David J. Greene and               Yes                            Yes                                             Yes
Company, LLC
-------------------------------------------------------------------------------------------------------------------------------
Delaware International            Yes                            Yes, but not in securities with pending         Yes
Advisers Ltd.                                                    or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Delaware Management               Yes                            Yes, but not in securities with pending         Yes
Company, a series of                                             or possible client buy or sell orders
Delaware Management
Business Trust
-------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.           Yes                            Yes, but not in securities with pending         Yes
                                                                 or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.      Yes                            Yes, but not in securities with pending         Yes
                                                                 or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital                  Yes                            Yes, but not in securities with pending         Yes
Management, Inc.                                                 or possible client buy or sell orders
                                                                 unless the order is bunched with the
                                                                 client's, the client is able to fully
                                                                 complete its own order, and the order
                                                                 receives the average price for that day
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Management and           Yes                            Yes, but cannot purchase closed-end             Yes
Research Company                                                 funds for which Fidelity performs
                                                                 pricing and bookkeeping, securities of
                                                                 certain broker-dealers or interests in
                                                                 hedge funds and investment clubs
-------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial                Yes                            Yes, cannot purchase securities on a            Yes
Emerging Markets Limited                                         restricted list
-------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment          Yes                            Yes, but not in securities with pending         Yes
Management Company                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio                Yes                            Yes, but not in securities with pending         Yes
Associates, LLC                                                  or possible client buy or sell orders,
                                                                 also, certain persons may not invest in
                                                                 securities of financial services
                                                                 organizations
-------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset             Yes                            Yes, but not in securities with pending         Yes
Management, Inc.                                                 or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company          Yes                            Yes, but not in securities with pending         Yes
                                                                 or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers            Yes                            Yes, but not in securities with pending         Yes
Limited                                                          or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset               Yes                            Yes, but not in securities with pending         Yes
Management, a business unit                                      or possible client buy or sell orders
of the Investment
Management Division of
Goldman, Sachs & Co.
-------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management          Yes                            Yes, but not in securities with pending         Yes
LLC                                                              or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity                Yes                            Yes, but not in securities with pending         Yes
Management, Inc.                                                 or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment            Yes                            Yes, but not in securities with pending         Yes
Management Inc.                                                  or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital                   Yes                            Yes, but not in securities with pending         Yes
Management Company                                               or possible client buy or sell orders
-------------------------------------------------------------------------------------------------------------------------------
Marsico Capital Management        Severely restricts personal    No                                              Yes
Company, LLC                      trading except for certain
                                  specific transactions such
                                  as the purchase of mutual
                                  fund shares, commercial
                                  paper, etc.
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates,       Yes                         Yes                                             Yes
Inc.
----------------------------------------------------------------------------------------------------------------------------
Mastholm Asset                    Yes                         Yes, but not in securities with pending         Yes
Management, LLC                                               or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Merganser Capital                 Yes                         Yes, but may not enter into                     Yes
Management L.P.                                               transactions that may result in
                                                              conflicts of interest with clients
----------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors,       Yes                         Yes, but not in securities with pending         Yes
Inc.                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.           Yes                         Yes, but not in securities on a                 Yes
                                                              restricted stock list
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments,       Yes                         Yes, but not in securities with pending         Yes
LP                                                            or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Oechsle International             Yes                         Yes, but not in securities with pending         Yes
Advisors, LLC                                                 or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Pacific Investment                Yes, but must use a         Yes, but not in securities with pending         Yes
Management Company, LLC           registered broker for       or possible client buy or sell orders
                                  transactions in publicly
                                  traded securities
----------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.              Yes                         Yes, but transactions in securities with        Yes
                                                              pending or possible client buy or sell
                                                              orders require prior approval
----------------------------------------------------------------------------------------------------------------------------
Schroder Investment               Yes                         Yes, except cannot purchase securities          Yes
Management North America                                      on a restricted list
Ltd.
----------------------------------------------------------------------------------------------------------------------------
Security Capital Research &       Yes                         Yes, but not in securities with pending         Yes
Management Incorporated                                       or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management,        Yes                         Yes, but not in securities with pending         Yes
Inc.                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset             Yes                         Yes, subject to blackout periods,               Yes
Management Company LLC                                        however, transactions in securities
                                                              on a restricted list, transactions in
                                                              securities of financial services
                                                              organizations and margin and option
                                                              transactions are prohibited
----------------------------------------------------------------------------------------------------------------------------
STW Fixed Income                  Yes                         Yes, but not in securities with pending         Yes
Management Ltd.                                               or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Strong Capital Management,        Yes                         Yes, but not in securities with pending         Yes
Inc.                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management,       Yes                         Yes, but not in securities with pending         Yes
LLC                                                           or possible client buy or sell orders or
                                                              in securities of which 10% or more are
                                                              held in portfolios managed by Suffolk
----------------------------------------------------------------------------------------------------------------------------
Systematic Financial              Yes                         Yes, but not in securities with pending         Yes
Management, L.P.                                              or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
TCW Investment                    Yes                         Yes, but not in securities with pending         Yes
Management Company                                            or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital               Yes                         Yes, but not in securities with pending         Yes
Management, Inc.                                              or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International,      Yes                         Yes, but not in securities with pending         Yes
Inc.                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners,       Yes                         Yes, but not in securities in which the         Yes
Inc.                                                          adviser has a long or short position or
                                                              with pending or possible client buy or
                                                              sell orders
----------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC          Yes                         Yes, but not in securities with pending         Yes
                                                              or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors,         Yes                         Yes, but not in securities with pending         Yes
L.P.                                                          or possible client buy or sell orders
----------------------------------------------------------------------------------------------------------------------------

III. The following restates the section entitled "Uninvested Cash Balances" in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

     Uninvested Cash Balances. Each Underlying Fund and its money managers may
     ------------------------
elect to invest the Underlying Fund's uninvested cash balances in one or more of FRIC's money market funds. Pursuant to exemptive relief from the SEC, any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest uninvested cash balances in one or more of FRIC's money market funds only so long as doing it not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its uninvested cash balances in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the uninvested cash balances for all Underlying Funds are invested in FRIC's Money Market Fund or Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in these funds is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of uninvested cash balances in affiliated money market funds are not for duplicative services.

IV. The following restates the section entitled "Lending Portfolio Securities" in its entirety in the "Certain Investments of the Underlying Funds" section of the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

     Lending Portfolio Securities. Cash collateral received by an Underlying
     ----------------------------
Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements for all Funds) and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

V. The following restates the section entitled "Money Manager Information For The Underlying Funds" for the Diversified Equity Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

                            MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Holding L.P., a publicly traded partnership, owns approximately 30% of the units representing limited partnership interests in Alliance Capital Management L.P. AXA Financial, Inc. owns approximately 2% of the outstanding units of Alliance Capital Management Holding L.P. and approximately 52% of the outstanding units of Alliance Capital Management L.P., representing an approximate 53% economic interest in Alliance Capital Management L.P. AXA Financial, Inc. is a wholly-owned subsidiary of AXA, a publicly traded financial services organization. AXA Financial, Inc.'s indirect wholly-owned subsidiary, Alliance Capital Management Corporation, is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

     Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.

     Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

     Marsico Capital Management, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.

     MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

     Montag & Caldwell, Inc. is a wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control include ABN AMRO Bank N.V., ABN AMRO North America Holding Company, and Montag & Caldwell's parent company, ABN AMRO Asset Management Holdings, Inc.

     Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

     Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

     Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

     Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a subsidiary of CDC IXIS Asset Management North America, L.P., Boston, Massachusetts, which itself is a subsidiary of CDC IXIS Asset Management, Paris, France ("CDC IXIS AM"). CDC IXIS AM is part of the Caisse des Depots et Consignations Group, Paris, France.

VI. The following restates the section entitled "Money Manager Information For The Underlying Funds" for the Emerging Markets Fund in its entirety in the Frank Russell Investment Company Statement of Additional Information for the Fund of Funds:

                              EMERGING MARKETS FUND

     Alliance Capital Management L.P., through its Bernstein Investment Research and Management Unit. See: Diversified Equity
Fund.

     Foreign & Colonial Emerging Markets Limited is a London based specialist fund manager within the F&C Group. The F&C Group is the wholly-owned investment management division of Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 43% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 14%.

     Schroder Investment Management North America Ltd. is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.

     T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.